Shareholders' Equity - Classification of Pre-Payroll Tax and Social Contribution Stock-Based Compensation Expense Included in Consolidated Statements of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total pre-payroll tax and social contribution compensation	$ 193	$ 222	$ 236
Cost of sales
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total pre-payroll tax and social contribution compensation	38	42	40
R&D
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total pre-payroll tax and social contribution compensation	60	69	71
SG&A
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total pre-payroll tax and social contribution compensation	$ 95	$ 111	$ 125